Annual Total Returns - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Short-Term Treasury Bond Index Fund - Fidelity Short-Term Treasury Bond Index Fund
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	1.13%
Annual Return 2015	0.80%
Annual Return 2016	0.87%
Annual Return 2017	0.67%
Annual Return 2018	1.47%
Annual Return 2019	4.19%
Annual Return 2020	4.40%
Annual Return 2021	(1.25%)
Annual Return 2022	(5.61%)
Annual Return 2023	4.47%